Operating Lease	12 Months Ended
Mar. 31, 2025
HCYC Group Company Limited [Member]
Operating Lease

NOTE 7 - OPERATING LEASE

The Company entered into a new office lease agreement on August 2, 2023 with an expiration date of August 2026. As of March 31, 2025, the Company has one active office lease.

For the years ended March 31, 2025 and 2024, the lease expenses were $130,067 and $107,683, respectively.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	March 31, 2025	March 31, 2024

Operating lease assets:
Operating lease right-of-use assets	$169,149	$286,475
Total operating lease assets	$169,149	$286,475

Operating lease obligations:
Current operating lease liabilities	$129,137	$122,265
Noncurrent operating lease liabilities	44,841	172,955
Total operating lease obligations	$173,978	$295,220

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

March 31, 2025
Weighted-average remaining lease term	1.3 years

Weighted-average discount rate	5.0%

The following table summarizes the maturity of operating lease liabilities as of March 31, 2025:

Years ending March 31,	US$
2026	$134,254
2027	45,124
Total lease payments	179,378
Less: imputed interest	(5,400)
Total lease liabilities	$173,978